Organization and Description of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization and Description of the Business [Abstract]
ORGANIZATION AND DESCRIPTION OF THE BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF THE BUSINESS

Nature of Operations – CERo Therapeutics Holdings, Inc. (OTC PINK: CERO) (“CERo”, “Successor” or the “Company”), F/K/A Phoenix Biotech Acquisition Corp. (“PBAX”) was incorporated in Delaware on June 8, 2021. PBAX was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (a “business combination”).

The Company is an innovative immunotherapy company advancing the development of next generation engineered T cell therapeutics for the treatment of cancer. The Company’s proprietary approach to T cell engineering, which enables it to integrate certain desirable characteristics of both innate and adaptive immunity into a single therapeutic construct, is designed to engage the body’s full immune repertoire to achieve optimized cancer therapy. The Company is in early clinical development but has not yet begun product commercialization. The Company’s efforts will focus on continued product development, including clinical development, to support regulatory approval to commercialize and subsequent product commercialization.

In November 2024, the U.S. Food and Drug Administration (“FDA”) cleared the Company’s Investigational New Drug Application for Phase 1 clinical trial of its lead compound, CER-1236, in acute myelogenous leukemia (“AML”), and in May 2025 announced the first patient was dosed with CER-1236 in a Phase 1/1b trial of AML. In June 2025, the Company announced the completion of the initial evaluation of the first patient in its Phase 1/1b trial without any dose-limiting toxicity and dosed the second AML patient in July 2025. In September 2025, the Company announced that it had dosed the third patient in the starting dose cohort of its Phase 1 clinical trial evaluating CER-1236 in AML.

We submitted a second Investigational New Drug (“IND”) application for the investigation of CER-T cell therapy in NSCLC and ovarian cancer, which was accepted by the FDA on March 27, 2025.

Nasdaq Delisting - On October 29, 2025, the Company received the determination of the Nasdaq Hearings Panel (the “Panel”) to deny the Company’s request to continue the listing of its shares of common stock on Nasdaq and that the trading in the Company’s securities would be suspended at the open of trading on October 31, 2025. The Company submitted a request for review of the Panel’s decision by the Nasdaq Listing and Hearing Review Council. On October 31, 2025, the Company’s shares of common stock commenced trading on the OTC Pink Sheets. The Company has also commenced the process of seeking to trade its shares of common stock on the OTC Markets.

Reverse Stock Splits – On January 8, 2025, the Company effected a reverse stock split of our shares of common stock at a ratio of 1-for-100 and on June 13, 2025, the Company effected a reverse stock split of our shares of common stock at a ratio of 1-for-20 (the “Reverse Stock Splits”). The Company’s common stock continued to trade, prior to the Nasdaq Delisting, on Nasdaq on a post-split basis under the Company’s existing trading symbol, “CERO”.

All of the Company’s historical share and per share information related to issued and outstanding common stock and outstanding options and warrants exercisable for common stock in these financial statements have been adjusted, on a retroactive basis, to reflect the Reverse Stock Splits.

Business Combination Agreement - On June 6, 2023, CERo Therapeutics, Inc. (“Predecessor”), which was incorporated in Delaware on September 23, 2016, and based in South San Francisco, California, entered into a Business Combination Agreement and Plan of Reorganization (the “BCA”) with PBCE Merger Sub, Inc., a wholly-owned subsidiary of PBAX, and PBAX, with the surviving operating entity being named CERo Therapeutics Holdings, Inc., and such transaction, the “Business Combination” or “Merger”.

Going concern – The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital to fund its research and development (“R&D”) activities and meet its obligations on a timely basis. As of September 30, 2025, the Company reported approximately $1.9 million of cash and cash equivalents, with an accumulated deficit of approximately $86.3 million. On February 5, 2025, we entered into a securities purchase agreement (the “SPA”), with participation from a member of the Company’s board of directors and a single institutional investor, for the purchase and sale of (i) 127,551 shares of our common stock or common stock equivalents in lieu thereof; and (ii) common warrants to purchase up to 127,551 shares of common stock, at a combined public offering price of $39.20 per share and warrant. In connection with this offering, we received net proceeds of approximately $4.2 million. Additionally, during the nine months ended September 30, 2025, we received net proceeds from the exercise of the remaining Series A Preferred Warrants, the collection of stock subscriptions receivable and ELOC fundings of approximately $4.2 million. Furthermore, during the nine months ended September 30, 2025, we received net proceeds from the sales of Series D Preferred Stock of approximately $2.6 million. Additional funds are necessary to maintain current operations and to continue R&D activities. However, there can be no assurance that sufficient funding will be available to allow the Company to successfully continue its R&D activities and planned regulatory filings with the FDA. If the Company is unable to obtain the necessary funds, significant reductions in spending and the delay or cancellation of planned activities may be necessary. These actions would have a material adverse effect on the Company’s business, results of operations, and prospects. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date these financial statements are issued. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Risks and uncertainties – The Company is subject to all of the risks inherent in an early-stage biotechnology company. These risks include, but are not limited to, limited management resources, intense competition, and dependence upon the availability of cash to sustain operations. The Company’s operating results may be materially affected by the foregoing factors.

The Company’s research also requires approvals from the FDA prior to beginning clinical trials and prior to product commercialization. There can be no assurance that the Company’s current ongoing research and future clinical development will result in the granting of these required approvals. If the Company is denied such approvals or such approvals are substantially delayed, they could have a material adverse effect upon the Company’s future financial results and cash flows.

NOTE 1 – Organization and Description of the Business

Nature of Operations – CERo Therapeutics Holdings, Inc. (NASDAQ: CERO), F/K/A Phoenix Biotech Acquisition Corp. (“PBAX”) was incorporated in Delaware on June 8, 2021. PBAX was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (a “business combination”).

Reverse Stock Splits – On January 8, 2025, we effected a reverse stock split of our shares of common stock at a ratio of 1-for-100 and on June 13, 2025, we effected a reverse stock split of our shares of common stock at a ratio of 1-for-20 (the “Reverse Stock Splits”). The Company’s common stock continued to trade on Nasdaq on a post-split basis under the Company’s existing trading symbol, “CERO”.

All of the Company’s historical share and per share information related to issued and outstanding common stock and outstanding options and warrants exercisable for common stock in these financial statements have been adjusted, on a retroactive basis, to reflect the Reverse Stock Splits.

Business Combination Agreement - On June 6, 2023, CERo Therapeutics, Inc. (“Predecessor”), which was incorporated in Delaware on September 23, 2016, and based in South San Francisco, California, entered into a Business Combination Agreement and Plan of Reorganization (the “BCA”) with PBCE Merger Sub, Inc., a wholly-owned subsidiary of PBAX, and PBAX, with the surviving operating entity being named CERo Therapeutics Holdings, Inc. (“Successor” or the “Company”), and such transaction, the “Business Combination” or “Merger”.

The Company is an innovative immunotherapy company advancing the development of next generation engineered T cell therapeutics for the treatment of cancer. The Company’s proprietary approach to T cell engineering, which enables it to integrate certain desirable characteristics of both innate and adaptive immunity into a single therapeutic construct, is designed to engage the body’s full immune repertoire to achieve optimized cancer therapy. The Company has not yet begun clinical development or product commercialization. The Company’s efforts will focus on continued product development, including clinical development, to support regulatory approval to commercialize and subsequent product commercialization.

In November 2024, the U.S. Food and Drug Administration (“FDA”) cleared the Company’s Investigational New Drug Application for Phase 1 clinical trials of its lead compound, CER-1236, in acute myelogenous leukemia.

Going concern – The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital to fund its research and development (“R&D”) activities and meet its obligations on a timely basis. As of December 31, 2024, the Company reported $3.3 million of cash and cash equivalents, with an accumulated deficit of $70.9 million. On February 5, 2025, we entered into a securities purchase agreement (the “SPA”), with participation from a member of the Company’s board of directors and a single institutional investor, for the purchase and sale of (i) 127,551 shares of our common stock or common stock equivalents in lieu thereof; and (ii) common warrants to purchase up to 127,551 shares of common stock, at a combined public offering price of $39.20 per share and Warrant. In connection with this offering, we received net proceeds of approximately $4.5 million. Additionally, since December 31, 2024, we received net proceeds from the exercise of the remaining Series A Preferred Warrants, the collection of subscriptions receivable and ELOC fundings of approximately $2.5 million. Additional funds are necessary to maintain current operations and to continue R&D activities. However, there can be no assurance that sufficient funding will be available to allow the Company to successfully continue its R&D activities and planned regulatory filings with the FDA. If the Company is unable to obtain the necessary funds, significant reductions in spending and the delay or cancellation of planned activities may be necessary. These actions would have a material adverse effect on the Company’s business, results of operations, and prospects. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date these financial statements are issued. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Risks and uncertainties – The Company is subject to all of the risks inherent in an early-stage biotechnology company. These risks include, but are not limited to, limited management resources, intense competition, and dependence upon the availability of cash to sustain operations. The Company’s operating results may be materially affected by the foregoing factors.

The Company’s research also requires approvals from the FDA prior to beginning clinical trials and prior to product commercialization. There can be no assurance that the Company’s current ongoing research and future clinical development will result in the granting of these required approvals. If the Company is denied such approvals or such approvals are substantially delayed, they could have a material adverse effect upon the Company’s future financial results and cash flows.